Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$2,354,010,000
Credit card lines	13,579,000
Standby letters of credit	118,381,000
Commercial letters of credit	341,000